UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   February 11, 2013


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $117,201,227


List of Other Included Managers: NONE

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FORM 13F  INFORMATION TABLE

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
E Tracs Alerian MLP Infra      COMMON           902641646 6380     197438   SH       SOLE                                   197438
Exxon Mobil Corp               COMMON           30231G102 282      3254     SH       SOLE                                   3254
iShares Barclays Tips Bon      COMMON           464287176 1177     9696     SH       SOLE                                   9696
iShares Cohen Steers Real      COMMON           464287564 1228     16595    SH       SOLE                                   16595
iShares JPM Emerging Mkt       COMMON           464288281 9782 	   80380    SH       SOLE				    80380
iShares MSCI EAFE Index        COMMON           464287465 1116     19705    SH       SOLE                                   19705
iShares Russell 1000           COMMON           464287622 7804 	   98603    SH	     SOLE			            98603
iShares Russell 1000 Valu      COMMON           464287598 8236     114486   SH       SOLE                                   114486
iShares Russell Microcap       COMMON           464288869 215      4116     SH       SOLE                                   4116
iShares S&P 500 Index          COMMON           464287200 3663 	   25591    SH       SOLE                                   25591
iShares S&P Smallcap 600       COMMON	        464287804 1939     24821    SH       SOLE                                   24821
JPMorgan Alerian MLP Inde      COMMON           46625H365 8800     229966   SH       SOLE                                   229966
Pimco 1-5 Year TIPS ETF        COMMON           72201R205 18059    334674   SH       SOLE                                   334674
Pimco Enhanced Short Matu      COMMON           72201R833 2435     23998    SH       SOLE                                   23998
Plum Creek Timber Inc          COMMON           729251108 4942     112089   SH       SOLE                                   112089
Powershares RAFI Develope      COMMON           73936T789 517      14169    SH       SOLE                                   14169
Powershares RAFI US Small      COMMON           73935X567 1729     27045    SH       SOLE                                   27045
Powershs S&P500 Buy Write      COMMON           73936G308 4375 	   222638   SH	     SOLE			 	    222638
Schwab International Equi      COMMON           808524805 3984     146950   SH       SOLE                                   146950
Schwab Intl Small Cap          COMMON           808524888 256      9452     SH       SOLE                                   9452
SPDR S&P 500                   COMMON           78462F103 786      5516     SH       SOLE                                   5516
SPDR S&P Int'l Small           COMMON           78463X871 3087     108513   SH       SOLE                                   108513
Vanguard Emerging Markets      COMMON           922042858 2554 	   57345    SH	     SOLE				    57345
Vanguard Europe Pacific E      COMMON           921943858 5419 	   161804   SH	     SOLE				    161804
Vanguard Short Tm Bond In      COMMON           921937827 2095 	   25868    SH	     SOLE				    25868
Vanguard Value ETF             COMMON           922908744 3926 	   6677     SH	     SOLE				    66771
Weyerhaeuser Co                COMMON           962166104 4828 	   174645   SH	     SOLE				    174645
Wisdomtree Emerg Mkts Sma      COMMON           97717W281 1329     28605    SH       SOLE                                   28605
Wisdomtree Int'l Small Ca      COMMON           97717W760 2458     47147    SH       SOLE                                   47147
Wisdomtree Large Cap Div       COMMON           97717W307 297      5530     SH       SOLE                                   5530
Wisdomtree Small Cap Div       COMMON           97717W604 222      4366     SH       SOLE                                   4366
Vanguard Total Stock Mkt       COMMON           922908769 239 	   3261	    SH	     SOLE                                   3261
Vanguard FTSE All Cntry e      COMMON           922042775 241 	   5264	    SH       SOLE                                   5264
Rayonier Inc                   COMMON           754907103 288 	   5553	    SH       SOLE                                   5553
SPDR  DJ Global Real Esta      COMMON           78463X749 618 	   14673    SH       SOLE                                   14673
Wisdomtree Emerging Mkts       COMMON           97717W315 1896 	   33156    SH       SOLE                                   33156






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